SHORT-TERM DEBT FROM SHAREHOLDERS (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Feb. 28, 2023	Jul. 31, 2022
Interest rate		8.00%	8.00%
Accrued interest	$ 67
Ronnie Hershman and Michael Gibber [Member]
Loan amount	$ 560		$ 500
Dr. Ronnie Hershman [Member]
Investments			284
Michael Gibber [Member]
Investments			$ 286
Mr Udi Gilboa [Member]
Loan amount		$ 60
Investments		11
Dr Dalia Megiddo [Member]
Loan amount		60
Investments		11
Dr Ronnie Hershman [Member]
Loan amount		60
Investments		$ 44